[LOGO Amundi Pioneer]





January 3, 2020



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re: Pioneer Series Trust XII (the "Trust"), on behalf of Pioneer Disciplined Growth Fund (the "Fund"); (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and Statement of Additional Information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 37 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001051010-19-000004) on December 23, 2019.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


Sincerely,

/s/ Thomas Reyes
---------------------
    Thomas Reyes
    Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.






Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820